Disposal of subsidiary undertaking (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	May 08, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disposal Group, Including Discontinued Operations [Line Items]
Loss on disposal of subsidiary undertaking		$ (32,947)	$ 0	$ (32,947)	$ 0
Symphony Health Solutions Corporation
Disposal Group, Including Discontinued Operations [Line Items]
Loss on disposal of subsidiary undertaking		(32,900)		(32,900)
HealthVerity, Inc.
Disposal Group, Including Discontinued Operations [Line Items]
Aggregate purchase price	$ 37,500
Equity method investments		$ 0		$ 0